As filed with the Securities and Exchange Commission on January 7, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: April 30

Date of reporting period: May 1, 2021 – October 31, 2021

ITEM 1. REPORT TO STOCKHOLDERS.

MONONGAHELA ALL CAP VALUE FUND
Semi-Annual Report
October 31, 2021
(Unaudited)

MONONGAHELA ALL CAP VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
October 31, 2021
1
Dear Shareholder,
We are pleased to offer this semi-annual report for the Monongahela All Cap Value Fund (the “Fund”) for the time from
May 1, 2021 to October 31, 2021. During this period the Fund was up 0.67%, the S&P 500 Index (the “S&P 500”, an index of the 500 largest publicly-traded companies in the US weighted by market capitalization) was up 10.91% and the Russell 2000
Value Index (the “Russell 2000 Value”, an index that tracks the performance of small market capitalization value companies)
was up 3.22%. Calendar year to date (January 1st to October 31st) the Fund is up 17.83%, the S&P 500 is up 24.04% and the
Russell 2000 Value is up 27.60%.
The performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, please call 1-855-
392-9331 or visit the Fund’s website at http://moncapfund.com
Secular Trends
The bond bull market celebrated its 40th anniversary on September 30, 2021. In the simplest sense, a bull market in bonds is defined by lower yields and rising prices. We know with the benefit of hindsight that yields peaked on September 30th,
1981. The table below highlights closing yields on that day.
(1) The CPI Inflation Rate measures the percentage increase in the weighted average price of several consumer goods and services that are used to assess the cost of living
It was very difficult in the fall of 1981 to convince investors to purchase 10-year Treasuries at 15.84% when money market funds were yielding 17%. Of course, locking in those yields was the prudent investment decision in 1981. Benjamin Graham quipped “In the financial markets, hindsight is forever 20/20, but foresight is legally blind.” The chart depicted below captures the extraordinary rise and fall of interest rates, since the peak yield noted on September 30th, 1981.
Historical Market Yield on U.S. Treasury at 20-Year Constant Maturity
Source: Federal Reserve
Instrument Yield
Money Market Fund 17.00%
3-Month T-Bill 14.34%
10-Year T-Note 15.84%
Fed Fund Rate 17.00%
Prime Rate 19.00%
CPI Inflation Rate

11.00%

MONONGAHELA ALL CAP VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
October 31, 2021

The oldest known example of an institutionalized, legal interest rate is found in the Laws of Eshnunna, an ancient Babylonian text dating back to about 2000 BC. Since that time, an interest rate was understood to be the price one would pay to borrow money. Traditionally interest rates might fluctuate but in general, there was always a charge to the borrower for use of the money. Over the last decade or so, the machinations of the various Central Banks introduced the concept of negative interest rates whereby borrowers are credited with interest when they borrow money instead of being charged it. Negative interest rates are an unconventional policy and theoretically can be used by Central Banks to stimulate their nations’ economies. The jury is still out as to the long term effectiveness of this policy.
While we recognize all of us are legally blind to interest rate forecasting, we believe risk is skewed towards higher rates at some point in the future (believing that negative and zero rates are not sustainable). Negative interest rates create the illusion that money is free and therefore investing risk is minimized at best and eliminated at worst. The implosion of
Evergrande Group (a Chinese developer with $300 billion of debt) and the insolvency of Greensill Capital (a London-
based supply chain financing company) are warning signs and represent the consequence of unrestrained debt. Add higher interest rates to the mix and leveraged balance sheets may become toxic.
If interest rates rise over time towards historically normal levels, we would posit that there would be a corresponding multiple contraction, i.e. lower stock price relative to earnings. Focusing on fundamental analysis like strong balance sheets, sustainable growth strategies, durable and increasing earnings power, increasing dividend payouts and excellent management should allow us to pursue a higher relative return. With the strong tailwind of lower interest rates and Federal
Reserve Bond buying fading, we are adjusting the portfolio accordingly.
Portfolio Deletions
During the six months ending October 31, 2021, Cubic Corp was acquired by Veritas and Evergreen Coast Capital, an affiliate of Elliot Investment Management. The Industrial Sector’s exposure was cut from 24.6% on April 30, 2021 to 20.7%
on October 31, 2021.
Phibro Animal Health Corporation continued to struggle with operating margins and stubbornly high long term debt. Risk to a sustained recovery and missing forecasts was cause for concern and the position was sold.
Agnico Eagle Mines LTD late in September announced a planned merger with Kirkland Lake Gold. While there are some efficiencies in combining, the risk profile has changed and the position was sold.
Meredith Corporation was removed from the Communication Services Sector, with IAC pursuing an acquisition of the company.
Portfolio Additions
Citrix Systems, an early provider of software for remote applications and cloud computing technologies, tumbled as quarterly earnings missed and a change was made in the executive suite. Heavy selling volume led to a dramatic decline in the equity price which we believe now represents a significant discount to intrinsic value.
Science Applications International Corp. provides information technology service, primarily to the US Government. Organic revenue growth, albeit lumpy, an interesting acquisition servicing the healthcare sector and a strong balance sheet should support a higher valuation moving forward.
The purchases of Citrix Systems and Science Applications International Corp. have increased our exposure in Information
Technology to 18.7%. In our analysis of both companies, the discounted equity price provided a value entry point.
Theoretically, the strong current cash flow should insulate these companies from rising cost and higher interest rates: a risk the broader markets seem to ignore.

MONONGAHELA ALL CAP VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
October 31, 2021

IMPORTANT RISKS AND DISCLOSURES:
Mutual fund investing involves risk, including possible loss of principal. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on mutual fund investments. A value investing strategy involves the risk that undervalued securities may not appreciate as anticipated or will remain undervalued for long periods of time. Securities of micro-, small- and mid-
capitalization companies may be more volatile and less liquid than those of large-cap companies due to limited resources or product lines and greater sensitivity to adverse economic conditions.
The views in this report were those of the Fund managers as of October 31, 2021, and may not reflect their views on the date this report is first published or any time thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice. This letter may contain discussions about certain investments both held and not held in the portfolio. All current and future holdings are subject to risk and to change.
Fund Holdings are subject to change. Please see the schedule of investments for a complete list of holdings.
Mark Rodgers Michael C. Rodgers
Co-Manager Co-Manager

MONONGAHELA ALL CAP VALUE FUND
PERFORMANCE CHART AND ANALYSIS
October 31, 2021

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the
Monongahela All Cap Value Fund (the “Fund”) compared with the performance of the benchmarks, the S&P 500
®
Index (the “S&P 500”) and the Russell
2000
®
Value Index (the “Russell 2000 Value”), since inception. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The Russell 2000 Value measures the 2,000 smallest of the 3,000 largest U.S. Companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values. The total return of the indices includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the indices do not include expenses. The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
Comparison of Change in Value of a $10,000 Investment
Monongahela All Cap Value Fund vs. S&P 500® Index vs. Russell 2000® Value Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 2.22%. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.85%, through September 1, 2022 (the “Expense
Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the
Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
will increase if exclusions from the Expense Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. Shares redeemed or exchanged within 60 days of purchase will be charged a 1.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance, please call (855) 392-9331.
Average Annual Total Returns
Periods Ended October 31, 2021
Six Months One Year Five Year
Since Inception
07/01/13
Monongahela All Cap Value Fund 0.67% 37.88% 15.20% 12.19%
S&P 500® Index 10.91% 42.91% 18.93% 15.64%
Russell 2000® Value Index 3.22% 64.30% 12.61% 10.34%

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2021

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of October 31, 2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in
Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Common Stock - 95.5%
Communication Services - 0.6%
3,000 Verizon Communications, Inc. $ 158,970
Consumer Discretionary - 19.1%
39,000 El Pollo Loco Holdings, Inc.
(a)
573,300
20,000 H&R Block, Inc. 461,400
7,500 Hasbro, Inc. 718,200
25,000 Tapestry, Inc. 974,500
4,500 Target Corp. 1,168,290
5,500 Williams-Sonoma, Inc. 1,021,515
4,917,205
Consumer Staples - 9.7%
6,574 Alico, Inc. 234,034
500 Diageo PLC, ADR 99,835
11,500 General Mills, Inc. 710,700
1,000 Kimberly-Clark Corp. 129,490
8,000 The Coca-Cola Co. 450,960
2,500 The Procter & Gamble Co. 357,475
9,000 United-Guardian, Inc. 126,090
8,250 Walgreens Boots Alliance, Inc. 387,915
2,496,499
Energy - 3.6%
10,000 ONEOK, Inc. 636,200
4,000 Phillips 66 299,120
935,320
Financials - 6.5%
7,500 CB Financial Services, Inc. 180,000
8,500 Equitable Holdings, Inc. 284,750
11,000 MetLife, Inc. 690,800
17,500 Old Republic International Corp. 452,025
2,500 Rocket Cos., Inc., Class A
(a)
41,200
2,500 William Penn Bancorp 30,525
1,679,300
Health Care - 11.8%
5,500 AbbVie, Inc. 630,685
2,000 Bristol-Myers Squibb Co. 116,800
1,000 Eli Lilly & Co. 254,760
12,500 Hologic, Inc.
(a)
916,375
3,000 Merck & Co., Inc. 264,150
6,000 Organon & Co. 220,500
3,500 PerkinElmer, Inc. 619,115
3,022,385
Industrials - 21.4%
5,500 Curtiss-Wright Corp. 702,240
4,000 Deluxe Corp. 142,680
6,000 Douglas Dynamics, Inc. 253,800
8,500 Emerson Electric Co. 824,585
6,000 Fortune Brands Home & Security,
Inc. 608,400
15,000 Healthcare Services Group, Inc. 287,850
15,000 Herman Miller, Inc. 583,800
3,000 Hubbell, Inc. 598,110
9,000 Hyster-Yale Materials Handling,
Inc. 432,360
2,000 Science Applications International
Corp. 179,560
10,000 The Gorman-Rupp Co. 425,200
5,000 Westinghouse Air Brake
Technologies Corp. 453,650
5,492,235
Shares Security Description Value
Information Technology - 18.0%
3,500 Badger Meter, Inc. $ 357,875
500 Brooks Automation, Inc. 58,225
13,000 Canon, Inc., ADR 290,810
2,000 Citrix Systems, Inc. 189,460
4,000 Cognizant Technology Solutions
Corp., Class A 312,360
15,000 Corning, Inc. 533,550
2,500 F5 Networks, Inc.
(a)
527,875
10,500 II-VI, Inc.
(a)
635,355
4,000 International Business Machines
Corp. 500,400
11,500 Seagate Technology Holdings PLC 1,024,305
1,000 Texas Instruments, Inc. 187,480
4,617,695
Materials - 2.9%
4,000 Corteva, Inc. 172,600
7,500 GCP Applied Technologies, Inc.
(a)
169,575
3,500 Newmont Corp. 189,000
22,500 Universal Stainless & Alloy
Products, Inc.
(a)
213,300
744,475
Utilities - 1.9%
7,000 National Fuel Gas Co. 402,010
1,000 WEC Energy Group, Inc. 90,060
492,070
Total Common Stock (Cost $17,927,922) 24,556,154
Shares Security Description Value
Money Market Fund - 4.3%
1,110,333 First American
Treasury Obligations
Fund, Class X, 0.01%
(b)
(Cost $1,110,333) 1,110,333
Investments, at value - 99.8% (Cost $19,038,255) $ 25,666,487
Other Assets & Liabilities, Net - 0.2% 50,399
Net Assets - 100.0% $ 25,716,886
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of October 31,
2021.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 24,556,154
Level 2 - Other Significant Observable Inputs 1,110,333
Level 3 - Significant Unobservable Inputs –
Total $ 25,666,487

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2021

See Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
PORTFOLIO HOLDINGS
% of Total Investments
Communication Services 0.6%
Consumer Discretionary 19.2%
Consumer Staples 9.7%
Energy 3.7%
Financials 6.5%
Health Care 11.8%
Industrials 21.4%
Information Technology 18.0%
Materials 2.9%
Utilities 1.9%
Money Market Fund 4.3%
100.0%

MONONGAHELA ALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2021

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $19,038,255) $ 25,666,487
Receivables:
Fund shares sold 35,000
Dividends 37,727
Prepaid expenses 8,107
Total Assets
25,747,321
LIABILITIES
Accrued Liabilities:
Investment Adviser fees 2,358
Trustees’ fees and expenses 75
Fund services fees 8,135
Other expenses 19,867
Total Liabilities
30,435
NET ASSETS
$ 25,716,886
COMPONENTS OF NET ASSETS
Paid-in capital $ 17,254,436
Distributable earnings 8,462,450
NET ASSETS
$ 25,716,886
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 1,306,168
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 19.69
* Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.

MONONGAHELA ALL CAP VALUE FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 2021

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $ (2,749)) $ 308,718
Total Investment Income
308,718
EXPENSES
Investment adviser fees 95,931
Fund services fees 88,495
Custodian fees 2,564
Registration fees 9,209
Professional fees 20,041
Trustees' fees and expenses 2,008
Other expenses 18,076
Total Expenses 236,324
Fees waived
(127,602)
Net Expenses
108,722
NET INVESTMENT INCOME
199,996
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 400,432
Net change in unrealized appreciation (depreciation) on investments
(441,691)
NET REALIZED AND UNREALIZED LOSS
(41,259)
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 158,737

MONONGAHELA ALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six
Months
Ended
October 31, 2021
For the Year
Ended
April 30, 2021
OPERATIONS
Net investment income $ 199,996 $ 257,807
Net realized gain 400,432 1,172,472
Net change in unrealized appreciation (depreciation) (441,691) 6,810,846
Increase in Net Assets Resulting from Operations
158,737 8,241,125
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
– (243,651)
CAPITAL SHARE TRANSACTIONS
Sale of shares 1,960,975 4,699,888
Reinvestment of distributions – 238,417
Redemption of shares
(828,960) (1,268,927)
Redemption fees
404 3,585
Increase in Net Assets from Capital Share Transactions
1,132,419 3,672,963
Increase in Net Assets
1,291,156 11,670,437
NET ASSETS
Beginning of Period
24,425,730 12,755,293
End of Period
$ 25,716,886 $ 24,425,730
SHARE TRANSACTIONS
Sale of shares 99,845 298,305
Reinvestment of distributions – 14,365
Redemption of shares
(42,133) (74,790)
Increase in Shares
57,712 237,880

MONONGAHELA ALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
October 31,
2021
For the Years Ended April 30,
2021 2020 2019 2018 2017
NET ASSET VALUE, Beginning of
Period
$ 19.56 $ 12.62 $ 14.03 $ 13.65 $ 13.80 $ 11.44
INVESTMENT OPERATIONS
Net investment income (a) 0.16 0.23 0.28 0.28 0.23 0.17
Net realized and unrealized gain
(loss)
(0.03) 6.92 (1.22) 0.93 1.09 2.46
Total from Investment Operations
0.13 7.15 (0.94) 1.21 1.32 2.63
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – (0.20) (0.27) (0.26) (0.17) (0.16)
Net realized gain
– (0.01) (0.20) (0.57) (1.30) (0.11)
Total Distributions to Shareholders
– (0.21) (0.47) (0.83) (1.47) (0.27)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) – –
NET ASSET VALUE, End of Period
$ 19.69 $ 19.56 $ 12.62 $ 14.03 $ 13.65 $ 13.80
TOTAL RETURN
0.67%(c) 56.94% (7.26)% 9.72% 9.36% 23.18%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 25,717 $ 24,426 $ 12,755 $ 12,805 $ 10,141 $ 7,945
Ratios to Average Net Assets:
Net investment income 1.56%(d) 1.41% 2.01% 1.98% 1.63% 1.37%
Net expenses 0.85%(d) 0.85% 0.85% 0.85% 0.85% 0.85%
Gross expenses (e) 1.85%(d) 2.21% 2.57% 2.86% 3.36% 4.29%
PORTFOLIO TURNOVER RATE 11%(c) 32% 47% 37% 60% 51%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2021

Note 1. Organization
The Monongahela All Cap Value Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment
Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on July 1, 2013. The
Fund seeks total return through long-term capital appreciation and income.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.”
These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day.
In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”)
if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation
Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation
Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different
Net Asset Value (“NAV”) than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2021

adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S.
market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of October 31, 2021, for the Fund’s investments is included in the Fund’s Schedule of
Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-
dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually.
Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter
M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of October 31,
2021, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Adviser – Monongahela Capital Management (the “Adviser”) is the investment Adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2021

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services)
(“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations.
Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex
Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a
Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each independent Trustee an annual retainer of $31,000 for services to the Trust
($41,000 for the Chairman). The Audit Committee Chairman receives an additional $2,000 annually. The Trustees and
Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-
pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations.
Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursements and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses )
to 0.85% , through September 1, 2022 (“Expense Cap”). Other Fund service providers have voluntarily agreed to waive a portion of their fees. The voluntary waivers may be changed or eliminated at any time. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. For the period ended October 31, 2021 , fees waived and expenses reimbursed were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the
Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of ( i )
the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of
October 31, 2021, $458,503 is subject to recapture by the Adviser . Other waivers are not eligible for recoupment.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the period ended October 31, 2021 were $3,594,377 and $2,703,825, respectively.
Note 6. Federal Income Tax
As of October 31, 2021, cost of investments for federal income tax purposes is substantially the same for financial statement purposes and net unrealized appreciation consists of:
Investment Adviser
Fees Waived Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 84,027 $ 43,575 $ 127,602
Gross Unrealized Appreciation
$ 6,884,486
Gross Unrealized Depreciation
(256,254)
Net Unrealized Appreciation
$ 6,628,232

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2021

As of April 30, 2021, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of
Assets and Liabilities are primarily due to wash sales and equity return of capital.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.
Undistributed Ordinary Income
$ 160,319
Undistributed Long-Term Gain
1,069,336
Unrealized Appreciation
7,074,058
Total
$ 8,303,713

MONONGAHELA ALL CAP VALUE FUND
ADDITIONAL INFORMATION
October 31, 2021

Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the
“Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the
Fund’s investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period July 1, 2020 through June 30, 2021 in order to prepare a written report to the
Board for review at its meeting held on September 9, 2021.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) the
Fund’s strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund’s portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds
“highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (855) 392-9331 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 392-9331 and on the
SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from
May 1, 2021 through October 31, 2021.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =
8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

MONONGAHELA ALL CAP VALUE FUND
ADDITIONAL INFORMATION
October 31, 2021

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactoinal costs were included, your costs would have been higher.
Beginning
Account Value
May 1, 2021
Ending
Account Value
October 31, 2021
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 1,006.65 $ 4.30 0.85%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.92 $ 4.33 0.85%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

MONONGAHELA ALL CAP VALUE FUND
FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(855) 392-9331 (toll free)
monongahela.ta@apexfs.com
www.Moncapfund.com
INVESTMENT ADVISER
Monongahela Capital Management
223 Mercer Street
Harmony, PA 16037
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
211-SAR-1021

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)

Included as part of report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	December 31, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	December 31, 2021

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	December 31, 2021